Investment Portfolioas of February 28, 2025 (Unaudited)
DWS CROCI® Equity Dividend Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 4.6%
Media 4.6%
Comcast Corp. "A"	439,008	15,751,607
Interpublic Group of Companies, Inc.	768,429	21,054,955
TEGNA, Inc.	237,510	4,322,682
		41,129,244
Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	133,255	5,957,831
Consumer Staples 29.2%
Beverages 8.1%
Brown-Forman Corp. "B"	222,241	7,358,400
Coca-Cola Co.	219,745	15,648,041
Constellation Brands, Inc. "A"	42,031	7,376,441
Molson Coors Beverage Co. "B"	382,678	23,454,335
PepsiCo, Inc.	125,254	19,222,731
		73,059,948
Consumer Staples Distribution & Retail 2.7%
Kroger Co.	256,594	16,632,423
Target Corp.	58,790	7,304,070
		23,936,493
Food Products 12.1%
Conagra Brands, Inc.	780,973	19,946,050
General Mills, Inc.	337,124	20,436,457
Kraft Heinz Co.	655,631	20,134,428
The Campbell's Co.	498,640	19,975,518
The Hershey Co.	34,205	5,907,546
The J.M. Smucker Co.	194,704	21,520,633
		107,920,632
Household Products 1.7%
Procter & Gamble Co.	86,199	14,984,834
Tobacco 4.6%
Altria Group, Inc.	425,670	23,773,670
Philip Morris International, Inc.	112,773	17,511,391
		41,285,061
Energy 15.5%
Energy Equipment & Services 3.2%
Halliburton Co.	795,983	20,990,072
Schlumberger NV	176,120	7,337,159
		28,327,231
Oil, Gas & Consumable Fuels 12.3%
Devon Energy Corp.	575,918	20,859,750

EOG Resources, Inc.	55,429	7,036,157
Kinder Morgan, Inc.	590,132	15,992,577
Marathon Petroleum Corp.	95,589	14,355,556
ONEOK, Inc.	226,730	22,761,425
Phillips 66	111,571	14,469,643
Valero Energy Corp.	110,279	14,416,774
		109,891,882
Financials 13.8%
Banks 6.8%
Bank of America Corp.	342,373	15,783,395
Citizens Financial Group, Inc.	129,128	5,910,189
Huntington Bancshares, Inc.	447,752	7,374,475
JPMorgan Chase & Co.	64,555	17,084,481
Regions Financial Corp.	308,657	7,318,257
U.S. Bancorp.	156,983	7,362,503
		60,833,300
Capital Markets 4.4%
Bank of New York Mellon Corp.	189,530	16,858,694
State Street Corp.	230,079	22,830,739
		39,689,433
Consumer Finance 1.8%
Synchrony Financial	258,616	15,692,819
Financial Services 0.8%
Fidelity National Information Services, Inc.	105,001	7,467,671
Health Care 17.1%
Biotechnology 5.5%
AbbVie, Inc.	76,708	16,034,273
Amgen, Inc.	23,668	7,291,164
Gilead Sciences, Inc.	228,387	26,106,918
		49,432,355
Health Care Equipment & Supplies 2.5%
Medtronic PLC	242,058	22,274,177
Pharmaceuticals 9.1%
Bristol-Myers Squibb Co.	399,736	23,832,260
Johnson & Johnson	136,001	22,442,885
Merck & Co., Inc.	221,068	20,393,523
Pfizer, Inc.	277,939	7,345,928
Viatris, Inc.	754,425	6,963,343
		80,977,939
Industrials 7.1%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	42,790	19,271,332
Machinery 4.3%
Cummins, Inc.	43,727	16,099,407
PACCAR, Inc.	206,159	22,108,491
		38,207,898
Professional Services 0.7%
ManpowerGroup, Inc.	104,552	6,025,332

Information Technology 6.7%
Communications Equipment 1.9%
Cisco Systems, Inc.	263,391	16,885,997
IT Services 2.4%
Amdocs Ltd.	247,692	21,611,127
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	744,153	14,741,671
HP, Inc.	216,193	6,673,878
		21,415,549
Materials 3.1%
Chemicals 3.1%
LyondellBasell Industries NV "A"	262,725	20,185,162
PPG Industries, Inc.	63,697	7,211,774
		27,396,936
Utilities 1.4%
Multi-Utilities 1.4%
Sempra	173,587	12,423,621
Total Common Stocks (Cost $796,373,640)		886,098,642

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.39% (a) (Cost $7,199,569)	7,199,569	7,199,569

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $803,573,209)	100.0	893,298,211
Other Assets and Liabilities, Net	0.0	238,072
Net Assets	100.0	893,536,283
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 11/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.39% (a)
2,089,848	28,672,444	23,562,723	—	—	51,693	—	7,199,569	7,199,569

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$886,098,642	$—	$—	$886,098,642
Short-Term Investments	7,199,569	—	—	7,199,569
Total	$893,298,211	$—	$—	$893,298,211

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEDF-PH1
R-080548-3 (1/27)